UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06342

ABERDEEN GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

800 SCUDDERS MILL ROAD PLAINSBORO, NJ 08536
(Address of principal executive offices) (Zip Code)

MR. BEVERLY HENDRY
300 S.E. 2ND STREET, SUITE # 820
FORT LAUDERDALE, FLORIDA 33301
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 968-8800

Date of fiscal year-end: October 31

Date of reporting period: July 1, 2003 to June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                             Aberdeen Global Income Fund, Inc.

By (Signature and Title)                                                         /s/ Martin J. Gilbert
                                                                                                   Martin J. Gilbert, President

Date: July 14, 2005